Baron First Principles ETF

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2026

Shares		Cost	Value
Common Stocks (87.34%)
Communication Services (6.19%)
	Movies & Entertainment (6.19%)
30,271	Live Nation Entertainment, Inc. [1]	$4,796,584	$4,616,630
20,926	Spotify Technology SA [1,2]	11,208,339	10,147,227

Total Communication Services		16,004,923	14,763,857

Consumer Discretionary (35.64%)
	Apparel, Accessories & Luxury Goods (2.48%)
400,000	Figs, Inc., Cl A [1]	4,132,640	5,908,000

	Automobile Manufacturers (13.57%)
87,082	Tesla, Inc. [1]	37,411,075	32,372,733

	Casinos & Gaming (3.57%)
159,350	Red Rock Resorts, Inc., Cl A	9,887,051	8,502,916

	Footwear (4.09%)
120,495	Birkenstock Holding PLC [1,2]	4,845,985	4,317,336
160,046	On Holding AG, Cl A [1,2]	7,284,659	5,444,765

		12,130,644	9,762,101

	Hotels, Resorts & Cruise Lines (9.21%)
32,874	Airbnb, Inc., Cl A [1]	4,415,964	4,151,329
66,645	Choice Hotels International, Inc.	7,067,865	6,897,757
76,005	Hyatt Hotels Corp., Cl A	12,426,990	10,928,759

		23,910,819	21,977,845

	Leisure Facilities (2.72%)
50,609	Vail Resorts, Inc.	6,928,181	6,494,147

Total Consumer Discretionary		94,400,410	85,017,742

Financials (23.92%)
	Financial Exchanges & Data (11.02%)
48,661	FactSet Research Systems, Inc.	11,960,867	10,558,950
29,143	MSCI, Inc.	16,958,261	15,708,369

		28,919,128	26,267,319

	Investment Banking & Brokerage (7.70%)
108,218	Interactive Brokers Group, Inc., Cl A	8,037,441	7,258,181
118,225	The Charles Schwab Corp.	11,679,003	11,110,785

		19,716,444	18,368,966

	Property & Casualty Insurance (5.20%)
57,080	Arch Capital Group Ltd. [1,2]	5,696,894	5,479,109
20,283	Kinsale Capital Group, Inc.	7,982,801	6,929,890

		13,679,695	12,408,999

Total Financials		62,315,267	57,045,284

Shares		Cost	Value
Common Stocks (continued)
Health Care (1.90%)
	Health Care Equipment (1.90%)
8,047	IDEXX Laboratories, Inc. [1]	$5,461,485	$4,521,529

Industrials (6.42%)
	Aerospace & Defense (1.72%)
19,408	HEICO Corp., Cl A	4,926,979	4,096,835

	Research & Consulting Services (4.70%)
59,067	Verisk Analytics, Inc.	12,554,441	11,207,963

Total Industrials		17,481,420	15,304,798

Information Technology (13.27%)
	Application Software (3.70%)
59,034	Guidewire Software, Inc. [1]	9,672,455	8,829,125

	Internet Services & Infrastructure (5.38%)
108,177	Shopify, Inc., Cl A [1,2]	14,522,253	12,831,956

	IT Consulting & Other Services (4.19%)
63,147	Gartner, Inc. [1]	11,453,079	9,998,696

Total Information Technology		35,647,787	31,659,777

Total Common Stocks		231,311,292	208,312,987

Private Common Stocks (12.58%)
Industrials (12.58%)
	Aerospace & Defense (12.58%)
26,896	Space Exploration Technologies Corp., Cl A [1,3,4,5]	12,325,801	14,163,165
30,105	Space Exploration Technologies Corp., Cl C [1,3,4,5]	12,674,205	15,852,992

Total Private Common Stocks		25,000,006	30,016,157

Total Investments (99.92%)		$256,311,298	238,329,144

Cash and Other Assets Less Liabilities (0.08%)			195,419

Net Assets			$238,524,563

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2026, the market value of restricted securities amounted to $30,016,157 or 12.58% of net assets. See Note 3 regarding Restricted Securities.
[4]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

[5]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Global Durable Advantage ETF

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2026

Shares		Cost	Value
Common Stocks (99.60%)
Argentina (1.55%)
65	MercadoLibre, Inc. [1]	$132,403	$112,386

Brazil (2.23%)
11,256	NU Holdings Ltd., Cl A [1]	189,172	161,749

Canada (5.10%)
6,132	Brookfield Corp., Cl A	281,639	248,162
70	Constellation Software, Inc.	151,135	122,881

Total Canada		432,774	371,043

China (2.05%)
2,354	Tencent Holdings Limited, ADR	181,514	148,820

France (3.60%)
87	Hermes International SCA [2]	214,688	164,808
177	LVMH Moët Hennessy Louis Vuitton SE [2]	124,341	96,757

Total France		339,029	261,565

India (1.37%)
3,989	HDFC Bank Ltd., ADR	131,326	99,246

Israel (1.30%)
1,046	Wix.com Ltd. [1]	91,078	94,213

Italy (1.99%)
221	Ferrari NV	79,356	74,798
5,103	Stevanato Group SpA	78,828	70,166

Total Italy		158,184	144,964

Japan (3.65%)
6,414	Ajinomoto Co., Inc. [2]	146,244	181,332
237	Keyence Corporation [2]	87,081	84,350

Total Japan		233,325	265,682

Korea, Republic of (1.43%)
5,501	Coupang, Inc. [1]	118,286	103,859

Netherlands (3.85%)
212	ASML Holding N.V.	259,398	280,016

Sweden (6.52%)
9,336	Atlas Copco AB, Cl A [2]	177,782	164,751
5,835	Indutrade AB [2]	146,278	133,790
5,800	Lifco AB, Cl B [2]	209,769	175,464

Total Sweden		533,829	474,005

Taiwan (6.96%)
1,498	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	469,936	506,249

United States (58.00%)
1,261	Alphabet, Inc., Cl C	404,621	361,730
2,111	Amazon.com, Inc. [1]	490,554	439,658
545	Amphenol Corp., Cl A	79,741	68,861
173	AppLovin Corp., Cl A [1]	71,308	68,854

Shares		Cost	Value
Common Stocks (continued)
United States (continued)
715	CME Group, Inc.	$199,570	$211,175
216	Eli Lilly & Co.	226,228	198,670
604	HEICO Corp., Cl A	154,292	127,498
618	Hilton Worldwide Holdings, Inc.	182,172	187,921
1,123	KKR & Co., Inc.	142,396	103,878
279	LPL Financial Holdings, Inc.	100,655	83,932
421	Meta Platforms, Inc., Cl A	275,037	240,867
112	Monolithic Power Systems, Inc.	114,469	122,455
334	MSCI, Inc.	192,788	180,029
2,616	NVIDIA Corp.	480,637	456,230
151	Quanta Services, Inc.	78,826	82,902
746	S&P Global, Inc.	370,868	317,304
250	Thermo Fisher Scientific, Inc.	148,521	122,883
152	TransDigm Group, Inc. [1]	205,730	176,162
1,281	Visa, Inc., Cl A	434,557	387,169
219	Watsco, Inc.	80,530	79,670
1,005	Welltower, Inc.	192,115	198,699

Total United States		4,625,615	4,216,547

Total Investments (99.60%)		$7,895,869	7,240,344

Cash and Other Assets Less Liabilities (0.40%)			29,192

Net Assets			$7,269,536

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of March 31, 2026	Percentage of Net Assets
Information Technology	24.8%
Financials	24.7%
Consumer Discretionary	16.2%
Industrials	12.9%
Communication Services	10.3%
Health Care	5.4%
Real Estate	2.7%
Consumer Staples	2.5%
Cash and Cash Equivalents*	0.4%

100.0%**

*	Includes other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Portfolios of Investments.

Baron SMID Cap ETF

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2026

Shares		Cost	Value
Common Stocks (97.95%)
Communication Services (4.10%)
	Interactive Media & Services (1.43%)
2,760	Reddit, Inc., Cl A [1]	$458,939	$371,634

	Movies & Entertainment (2.67%)
8,919	Liberty Media Corporation-Liberty Formula One, Cl A [1]	742,984	696,396

Total Communication Services		1,201,923	1,068,030

Consumer Discretionary (15.40%)
	Automobile Manufacturers (1.65%)
1,274	Ferrari NV [2]	410,694	431,185

	Casinos & Gaming (5.35%)
5,201	Churchill Downs, Inc.	446,004	467,206
17,220	DraftKings, Inc., Cl A [1]	435,543	372,297
5,475	Wynn Resorts Ltd.	621,434	555,986

		1,502,981	1,395,489

	Hotels, Resorts & Cruise Lines (2.05%)
1,759	Hilton Worldwide Holdings, Inc.	515,474	534,877

	Restaurants (3.23%)
13,803	Chipotle Mexican Grill, Inc. [1]	487,702	441,834
2,588	Wingstop, Inc.	566,420	401,062

		1,054,122	842,896

	Specialized Consumer Services (3.12%)
8,628	Liberty Live Holdings, Inc., Cl C [1]	749,959	811,981

Total Consumer Discretionary		4,233,230	4,016,428

Financials (7.43%)
	Asset Management & Custody Banks (1.52%)
4,000	Hamilton Lane, Inc., Cl A	486,395	397,600

	Financial Exchanges & Data (3.76%)
999	MSCI, Inc.	564,742	538,471
3,749	Tradeweb Markets, Inc., Cl A	426,282	441,107

		991,024	979,578

	Investment Banking & Brokerage (2.15%)
1,864	LPL Financial Holdings, Inc.	621,846	560,747

Total Financials		2,099,265	1,937,925

Health Care (18.22%)
	Biotechnology (2.03%)
726	argenx SE, ADR [1,2]	562,831	530,161

	Health Care Equipment (4.76%)
7,051	Edwards Lifesciences Corp. [1]	581,108	564,644
3,229	Insulet Corp. [1]	830,217	677,573

		1,411,325	1,242,217

	Health Care Technology (3.67%)
12,874	HeartFlow, Inc. [1]	288,086	313,225
26,639	Waystar Holding Corp. [1]	710,039	642,266

		998,125	955,491

Shares		Cost	Value
Common Stocks (continued)

Health Care (continued)
	Life Sciences Tools & Services (5.84%)
1,946	Natera, Inc. [1,3]	$413,440	$389,181
4,251	Repligen Corp. [1]	613,775	500,853
25,207	Stevanato Group SpA [2]	462,291	346,596
6,318	Tempus AI, Inc., Cl A [1]	351,963	285,700

		1,841,469	1,522,330

	Pharmaceuticals (1.92%)
20,963	Elanco Animal Health, Inc. [1]	502,284	501,645

Total Health Care		5,316,034	4,751,844

Industrials (24.90%)
	Aerospace & Defense (12.16%)
1,546	Axon Enterprise, Inc. [1]	766,264	656,571
1,626	BWX Technologies, Inc.	300,407	332,501
5,984	Karman Holdings, Inc. [1]	506,112	479,019
11,670	Loar Holdings, Inc. [1]	781,120	668,574
6,229	Mercury Systems, Inc. [1]	474,171	454,156
501	TransDigm Group, Inc. [1]	656,963	580,639

		3,485,037	3,171,460

	Electrical Components & Equipment (2.00%)
17,834	Forgent Power Solutions, Inc., Cl A [1,3]	588,028	522,001

	Environmental & Facilities Services (3.79%)
10,546	Rollins, Inc.	615,863	563,262
2,621	Waste Connections, Inc. [2]	429,114	425,755

		1,044,977	989,017

	Industrial Machinery & Supplies & Components (2.04%)
2,119	Enpro, Inc.	489,762	531,128

	Research & Consulting Services (2.63%)
8,794	Booz Allen Hamilton Holding Corp.	731,443	686,196

	Trading Companies & Distributors (2.28%)
4,464	SiteOne Landscape Supply, Inc. [1]	575,757	594,203

Total Industrials		6,915,004	6,494,005

Information Technology (25.63%)
	Application Software (8.47%)
374	Fair Isaac Corp. [1]	562,862	399,260
5,593	Guidewire Software, Inc. [1]	935,405	836,489
30,723	Samsara, Inc., Cl A [1]	1,007,854	973,612

		2,506,121	2,209,361

	Electronic Components (2.74%)
2,995	Coherent Corp. [1]	634,842	713,439

	Semiconductors (5.72%)
7,292	Lattice Semiconductor Corp. [1]	587,193	676,406
502	Monolithic Power Systems, Inc.	496,613	548,862
3,111	Rambus, Inc. [1]	308,989	267,639

		1,392,795	1,492,907

See Notes to Portfolios of Investments.

Baron SMID Cap ETF

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

MARCH 31, 2026

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)

	Systems Software (8.70%)
2,964	Datadog, Inc., Cl A [1,3]	$384,395	$349,900
25,795	Dynatrace, Inc. [1,3]	1,040,080	953,899
43,552	Netskope, Inc., Cl A [1]	635,945	369,756
12,170	Rubrik, Inc., Cl A [1]	795,829	595,965

		2,856,249	2,269,520

Total Information Technology		7,390,007	6,685,227

Materials (2.27%)
	Construction Materials (1.82%)
1,741	Vulcan Materials Co.	491,577	474,075

	Diversified Metals & Mining (0.45%)
2,455	MP Materials Corp. [1]	146,176	118,478

Total Materials		637,753	592,553

Total Investments (97.95%)		$27,793,216	25,546,012

Cash and Other Assets Less Liabilities (2.05%)			535,331

Net Assets			$26,081,343

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Financials ETF

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2026

Shares		Cost	Value
Common Stocks (98.99%)
Consumer Discretionary (3.65%)
	Broadline Retail (3.65%)
968	MercadoLibre, Inc. [1]	$1,343,537	$1,673,691

Financials (79.74%)

	Asset Management & Custody Banks (5.86%)
1,110	Blackrock, Inc.	866,439	1,067,498
17,560	KKR & Co., Inc.	1,969,198	1,624,300

		2,835,637	2,691,798

	Commercial & Residential Mortgage Finance (0.50%)
16,000	Rocket Cos., Inc., Cl A [1]	370,349	228,000

	Consumer Finance (2.39%)
6,000	Capital One Financial Corp.	1,329,718	1,094,580

	Diversified Banks (6.29%)
28,200	Bank of America Corp.	1,539,349	1,374,750
105,168	NU Holdings Ltd., Cl A [1,2]	827,227	1,511,264

		2,366,576	2,886,014

	Diversified Financial Services (2.93%)
12,060	Apollo Global Management, Inc.	947,629	1,343,725

	Financial Exchanges & Data (19.72%)
5,400	CME Group, Inc.	1,184,730	1,594,890
927	FactSet Research Systems, Inc.	374,586	201,150
3,552	Moody’s Corp.	1,260,646	1,549,560
2,896	MSCI, Inc.	1,231,765	1,560,973
5,960	S&P Global, Inc.	2,345,984	2,535,027
13,690	Tradeweb Markets, Inc., Cl A	1,154,354	1,610,765

		7,552,065	9,052,365

	Insurance Brokers (1.82%)
8,680	Accelerant Holdings, Cl A [1,2]	182,280	115,965
9,865	Baldwin Insurance Group, Inc., Cl A [1]	283,787	216,438
8,336	Neptune Insurance Holdings, Inc., Cl A [1,3]	168,272	201,648
16,400	TWFG, Inc. [1]	292,937	301,596

		927,276	835,647

	Investment Banking & Brokerage (18.89%)
7,720	Houlihan Lokey, Inc.	547,415	1,108,746
24,312	Interactive Brokers Group, Inc., Cl A	485,175	1,630,606
6,176	LPL Financial Holdings, Inc.	1,106,497	1,857,926
9,100	Morgan Stanley	1,651,310	1,497,587
7,720	Robinhood Markets, Inc., Cl A [1]	313,178	534,996
21,708	The Charles Schwab Corp.	1,760,804	2,040,118

		5,864,379	8,669,979

	Life & Health Insurance (1.26%)
2,312	Primerica, Inc.	592,104	579,110

	Property & Casualty Insurance (4.55%)
10,132	Arch Capital Group Ltd. [1,2]	823,583	972,571
1,267	Kinsale Capital Group, Inc.	224,761	432,883
3,452	The Progressive Corp.	400,179	684,324

		1,448,523	2,089,778

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Transaction & Payment Processing Services (15.53%)
6,693	Block, Inc. [1]	$785,332	$402,785
5,016	Jack Henry & Associates, Inc.	828,646	792,729
5,131	Mastercard, Incorporated, Cl A	1,784,261	2,563,755
8,396	Visa, Inc., Cl A	1,778,363	2,537,607
69,058	Wise PLC, Cl A (United Kingdom) [1,2,4]	703,101	831,609

		5,879,703	7,128,485

Total Financials		30,113,959	36,599,481

Industrials (4.74%)
	Research & Consulting Services (4.74%)
2,704	Equifax, Inc.	579,664	486,909
7,770	TransUnion	691,681	537,607
6,076	Verisk Analytics, Inc.	1,207,790	1,152,921

Total Industrials		2,479,135	2,177,437

Information Technology (10.86%)
	Application Software (9.19%)
14,406	Alkami Technology, Inc. [1]	374,996	225,742
918	Fair Isaac Corp. [1]	385,615	980,002
7,336	Guidewire Software, Inc. [1]	829,080	1,097,172
3,552	Intuit, Inc.	1,300,794	1,535,814
5,984	ServiceTitan, Inc., Cl A [1]	503,676	379,744

		3,394,161	4,218,474

	Internet Services & Infrastructure (1.67%)
6,468	Shopify, Inc., Cl A [1,2]	952,746	767,234

Total Information Technology		4,346,907	4,985,708

Total Investments (98.99%)		$38,283,538	45,436,317

Cash and Other Assets Less Liabilities (1.01%)			464,221

Net Assets			$45,900,538

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Technology ETF

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2026

Shares		Cost	Value
Common Stocks (99.01%)
Communication Services (10.47%)
	Interactive Media & Services (6.00%)
20,503	Alphabet, Inc., Cl C	$6,808,697	$5,881,491
4,779	Meta Platforms, Inc., Cl A	3,370,032	2,734,209

		10,178,729	8,615,700
	Movies & Entertainment (4.47%)
13,219	Spotify Technology SA [1,2]	5,751,744	6,410,025

Total Communication Services		15,930,473	15,025,725

Consumer Discretionary (10.48%)
	Automobile Manufacturers (3.53%)
13,621	Tesla, Inc. [1]	4,810,489	5,063,607

	Broadline Retail (6.95%)
47,871	Amazon.com, Inc. [1]	9,712,233	9,970,093

Total Consumer Discretionary		14,522,722	15,033,700

Energy (1.53%)
	Oil & Gas Equipment & Services (1.53%)
38,970	Solaris Energy Infrastructure, Inc.	2,079,312	2,202,195

Health Care (2.37%)
	Health Care Services (1.47%)
54,742	Hinge Health, Inc., Cl A [1]	2,216,773	2,110,852

	Health Care Technology (0.90%)
53,109	HeartFlow, Inc. [1]	1,416,520	1,292,142

Total Health Care		3,633,293	3,402,994

Industrials (7.55%)
	Aerospace & Defense (3.46%)
8,792	Axon Enterprise, Inc. [1]	4,692,872	3,733,874
21,565	Loar Holdings, Inc. [1]	1,548,220	1,235,459

		6,241,092	4,969,333
	Building Products (0.91%)
15,852	AAON, Inc.	1,313,691	1,311,753

	Construction & Engineering (1.79%)
4,669	Quanta Services, Inc.	1,736,822	2,563,375

	Electrical Components & Equipment (1.39%)
67,974	Forgent Power Solutions, Inc., Cl A [1,3]	1,964,886	1,989,599

Total Industrials		11,256,491	10,834,060

Information Technology (66.08%)
	Application Software (6.54%)
17,249	Guidewire Software, Inc. [1]	2,836,586	2,579,761
13,005	Palantir Technologies, Inc., Cl A [1]	1,910,872	1,902,371
44,190	PAR Technology Corp. [1]	2,103,160	589,053
93,157	Samsara, Inc., Cl A [1]	3,537,316	2,952,145
3,427	Synopsys, Inc. [1]	1,536,311	1,358,737

		11,924,245	9,382,067
	Communications Equipment (4.01%)
16,928	Arista Networks, Inc. [1]	2,384,148	2,078,420
5,230	Lumentum Holdings, Inc. [1]	1,496,029	3,675,435

		3,880,177	5,753,855

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Electronic Components (3.65%)
21,981	Coherent Corp. [1]	$2,961,672	$5,236,094
	Internet Services & Infrastructure (5.73%)
74,390	GDS Holdings Ltd., ADR [1,2]	1,982,052	2,997,173
44,073	Shopify, Inc., Cl A [1,2]	5,129,438	5,227,939

		7,111,490	8,225,112
	Semiconductor Materials & Equipment (7.57%)
2,127	ASML Holding N.V. [2]	2,901,134	2,809,405
37,713	Lam Research Corp.	5,925,993	8,057,760

		8,827,127	10,867,165

	Semiconductors (32.02%)
38,857	Broadcom, Inc.	9,251,548	12,026,630
526,418	indie Semiconductor, Inc., Cl A [1]	2,046,889	1,695,066
3,347	Micron Technology, Inc.	769,117	1,130,751
1,767	Monolithic Power Systems, Inc.	1,608,770	1,931,949
94,916	NVIDIA Corp.	11,784,745	16,553,350
37,306	Taiwan Semiconductor Manufacturing Co., Ltd., ADR [2]	8,304,267	12,607,563

		33,765,336	45,945,309

	Systems Software (6.56%)
10,296	Cloudflare, Inc., Cl A [1,3]	1,309,537	2,124,476
1,004	Crowdstrike Holdings, Inc., Cl A [1]	422,789	391,972
14,290	Datadog, Inc., Cl A [1,3]	1,910,663	1,686,934
33,401	Rubrik, Inc., Cl A [1]	1,754,241	1,635,647
13,451	Snowflake, Inc., Cl A [1,3]	2,569,928	2,028,680
11,051	Zscaler, Inc. [1]	2,550,120	1,550,345

		10,517,278	9,418,054

Total Information Technology		78,987,325	94,827,656

Real Estate (0.53%)
	Health Care REITs (0.53%)
3,854	Welltower, Inc.	752,405	761,974

Total Investments (99.01%)		$127,162,021	142,088,304

Cash and Other Assets Less Liabilities (0.99%)			1,424,650

Net Assets			$143,512,954

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/ classifications are not supported by S&P or MSCI (unaudited).

ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron ETF Trust	MARCH 31, 2026

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron ETF Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Delaware statutory trust on June 24, 2025. The Trust currently offers 6 series (individually, a Fund and collectively, the Funds): Baron First Principles ETF, Baron Global Durable Advantage ETF, Baron SMID Cap ETF, Baron Financials ETF, Baron Technology ETF, and Baron Emerging Markets Select ETF. Baron Emerging Markets Select ETF commenced investment operations on April 8, 2026 and therefore, financial information is not included in this report.

Each Fund offers and issues shares of beneficial interest (Shares). Shares of a Fund represent an equal proportionate interest in the Fund.

The investment goals of the Funds are as follows:

Baron First Principles ETF is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities (including depositary receipts) of U.S. growth companies of any market valuation.

Baron Global Durable Advantage ETF is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities of established and developing countries located throughout the world.

Baron SMID Cap ETF is a diversified fund that seeks capital appreciation through investments primarily in securities (including depositary receipts) of companies of small- and mid-sized companies.

Baron Financials ETF is a diversified fund that seeks capital appreciation through investments primarily in equity securities (including depositary receipts) of Financials and Financials-related companies.

Baron Technology ETF is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities (including depositary receipts) of U.S. and non-U.S. technology companies, selected for their durable growth potential from the development, advancement, and use of technology.

Baron Emerging Markets Select ETF is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities of growth companies domiciled, headquartered or whose primary business activities or principal trading markets are in developing countries.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Funds’ share prices or net asset values (NAV) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets less all liabilities of the Fund represented by such class, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the Adviser) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

Baron ETF Trust	MARCH 31, 2026

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (CONTINUED)

b) Security Valuation (continued)

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Certain non-U.S. equity securities traded on foreign securities exchanges may be valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds and ETFs may adjust the prices of their securities by different amounts.

c) Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized and change in net unrealized gain or loss on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included with the net realized and change in net unrealized gain or loss from investments and foreign currency translations on the Statements of Operations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

d) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at March 31, 2026.

Baron ETF Trust	MARCH 31, 2026

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. RESTRICTED SECURITIES

At March 31, 2026, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of SEC Rule 22e-4 (the Liquidity Rule) governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material.

At March 31, 2026, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron First Principles ETF
Name of Issuer	Acquisition Date(s)	Value
Space Exploration Technologies	12/19/2025 - 2/2/2026	$30,016,157

Total Restricted Securities:		$30,016,157

(Cost $25,000,006) (12.58% of Net Assets)

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Baron ETF Trust	MARCH 31, 2026

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

The following is a summary of the inputs used as of March 31, 2026 in valuing the Funds’ investments carried at fair value:

	Baron First Principles ETF
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$208,312,987	$—	$—	$208,312,987
Private Common Stocks	—	—	30,016,157	30,016,157

Total Investments	$208,312,987	$—	$30,016,157	$238,329,144

	Baron Global Durable Advantage ETF
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,239,092	$1,001,252	$—	$7,240,344

Total Investments	$6,239,092	$1,001,252	$—	$7,240,344

	Baron SMID Cap ETF
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$25,546,012	$—	$—	$25,546,012

Total Investments	$25,546,012	$—	$—	$25,546,012

	Baron Financials ETF
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$44,604,708	$831,609	$—	$45,436,317

Total Investments	$44,604,708	$831,609	$—	$45,436,317

	Baron Technology ETF
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$142,088,304	$—	$—	$142,088,304

Total Investments	$142,088,304	$—	$—	$142,088,304

†	See Portfolios of Investments for additional detailed categorizations.

Baron ETF Trust	MARCH 31, 2026

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

The following is a reconciliation of significant Level 3 investments in which unobservable inputs were used in determining fair value:

	Baron First Principles ETF
Investments in Securities	Balance as of December 31, 2025	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2026	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2026
Private Common Stocks
Industrials	$0	$—	$—	$5,016,151	$20,000,026	$—	$4,999,980*	$—	$30,016,157	$5,016,151
Private Preferred Stocks
Communication Services	4,999,980	—	—	—	—	—	—	(4,999,980)*	—	—

Total	$4,999,980	$—	$—	$5,016,151	$20,000,026	$—	$4,999,980	$(4,999,980)	$30,016,157	$5,016,151

*	X.AI Holdings Corp. private preferred stock converted into Space Exploration Technologies Corp. Class A, private common stock on February 2, 2026.

Unobservable valuation inputs developed by the Adviser for significant Level 3 investments as of March 31, 2026 were as follows:

Baron First Principles ETF

Sector	Fair Value as of March 31, 2026	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2026	Range used on March 31, 2026*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Industrials	$30,016,157	Observed Transaction	Observed Transaction Price	$526.59	N/A	Increase

*	N/A indicates that the range used is not applicable as unobservable inputs are disclosed at the security level.

**

Represents the directional change in the fair value of Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.